S000035393 [Member] Investment Objectives and Goals - iShares MSCI United Kingdom Small-Cap ETF	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® MSCI UNITED KINGDOM SMALL-CAP ETFTicker: EWUSStock Exchange: Cboe BZX
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares MSCI United Kingdom Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.K. equities.